Expense Example, No Redemption {- Templeton Global Balanced Fund} - Templeton Global Balanced Fund-31 - Templeton Global Balanced Fund	May 01, 2021 USD ($)
Class C
Expense Example, No Redemption:
1 Year	$ 201
3 Years	640
5 Years	1,106
10 Years	2,397
Class C1
Expense Example, No Redemption:
1 Year	166
3 Years	533
5 Years	926
10 Years	$ 2,026